Trade and other receivables (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Non-current
Amounts due from related parties	¥ 10,647
Deposits	41,834	¥ 10,000
Value-added tax ("VAT") recoverable	22,160	18,274
Total non-current	74,641	28,274
Current
Trade receivables, net of loss allowance	305,963	290,681
Amounts due from related parties	5,602	5,105
Miscellaneous expenses paid on behalf of franchisees	265,335	246,097
VAT recoverable	270,298	182,906
Rental deposits	86,600	101,124
Receivables due from on-line payment platforms and banks (i)	34,726	26,806
Prepayments for inventories	49,631	52,476
Prepayments for licensing expenses	40,934	35,223
Prepayments for listing expenses relating to Hong Kong public offering		58,560
Prepayments for promotion and advertising expenses	17,374	9,302
Others	73,693	47,918
Trade and other receivables	¥ 1,150,156	1,056,198
Minimum
Current
Period of trade receivables is due	20 days
Maximum
Current
Period of trade receivables is due	180 days
Gross carrying amount
Current
Trade receivables, net of loss allowance	¥ 394,727	375,798
Loss allowance
Current
Trade receivables, net of loss allowance	¥ (88,764)	¥ (85,117)